Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross trade receivables	R$ 844,358	R$ 910,282
Allowance for expected loss on trade receivables accounts	(19,162)	(22,548)
Total Trade Receivables	825,196	887,734
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	714,381	695,169
Local Currency [Member] | Credit Card Administrators [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	287,984	287,754
Local Currency [Member] | Travel Agencies [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	308,268	317,487
Local Currency [Member] | Cargo Agencies [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	94,860	45,986
Local Currency [Member] | Airline Partner Companies [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	10,116	12,465
Local Currency [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	13,153	31,477
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	129,977	215,113
Foreign Currency [Member] | Credit Card Administrators [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	52,371	80,812
Foreign Currency [Member] | Travel Agencies [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	20,762	83,517
Foreign Currency [Member] | Cargo Agencies [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	953	968
Foreign Currency [Member] | Airline Partner Companies [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	32,259	33,075
Foreign Currency [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	R$ 23,632	R$ 16,741